Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 8,251,340	$ 8,188,990	$ 8,054,926
Ireland
Segment Reporting Information [Line Items]
Revenue	3,183,637	2,703,765	2,317,527
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	1,590,867	1,559,532	1,572,883
U.S.
Segment Reporting Information [Line Items]
Revenue	2,524,938	2,983,052	3,280,018
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 951,898	$ 942,641	$ 884,498